Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Suite 100
Glendora, CA 91741

VIA EDGAR TRANSMISSION

June 3, 2021

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Semper Brentview Dividend Growth Equity Fund (S000071859)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Semper Brentview Dividend Growth Equity Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated June 1, 2021, and filed electronically as Post-Effective Amendment No. 1027 to the Trust’s Registration Statement on Form N‑1A on May 27, 2021.

If you have any questions concerning the foregoing, please contact the undersigned at (626) 914‑7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust